FIRSTAR STELLAR TREASURY FUND
FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND
FIRSTAR STELLAR OHIO TAX-FREE MONEY MARKET FUND

MONEY MARKET FUNDS

COMBINED ANNUAL REPORT

NOVEMBER 30, 1999

(FIRSTAR STELLAR FUNDS LOGO)

President's Message

Dear Shareholder:

On behalf of the Firstar Stellar Funds, thank you for your continued confidence and for allowing us to help you achieve your financial goals. In 1999, the Firstar Stellar Funds added a new fund, the Firstar Stellar Science & Technology Fund, to focus on a business sector which we believe will show strong growth for many years. The year saw recovery in many foreign economies, which helped the performance of the Firstar Stellar International Equity Fund directly, and many of the other funds indirectly from increased export opportunities for U.S. companies.

Interest rates continued an upward course through 1999, as the Federal Reserve acted to prevent an upsurge in inflation. Rising rates drove down the value of many fixed-income assets, but in that difficult environment the Firstar Stellar Funds with exposure to bonds performed at the median or better for their respective peer groups. This demonstrates our commitment to provide you steady performance through up and down markets.

On the following pages you will find the results for the period from December 1, 1998 through November 30, 1999 for the money market funds, as well as questions and answers from our portfolio managers regarding fund performance. I ask you to take a few minutes to read this important information about your investments. Please let your financial advisor know if you have any questions about the Firstar Stellar Funds.

FIRSTAR STELLAR TREASURY FUND

This Fund seeks to provide income to shareholders with a principal value that is stable. To achieve this the Fund invests exclusively in short-term Treasury securities. For the twelve month period ended November 30, 1999, the Fund returned 4.02% for C shares and 4.18% for Y shares.*<F1> This Fund remains a solid choice for investors who are seeking taxable income while maximizing stability.

FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND

This Fund seeks current income which is exempt from Federal taxation with a principal value that is stable. This is achieved by investing totally in a diversified portfolio of short-term municipal securities.**<F2> For the twelve month period ended November 30, 1999, the total return of the Fund was 2.50%.*<F1> This is an excellent choice for risk averse investors who seek tax-free income.

FIRSTAR STELLAR OHIO TAX-FREE MONEY MARKET FUND

This Fund seeks current income which is exempt from both Federal and Ohio state income tax. This is accomplished by investing in municipal obligations of the state of Ohio and its municipalities.**<F2> The return for the twelve months ended November 30, 1999 was 2.67%.*<F1> If you are an Ohio resident looking for tax-free income with principal stability, this Fund is a great choice.

We are grateful that you have chosen to use the Firstar Stellar Funds to meet your investment needs and we look forward to providing solid performance and service to you in the future.

Sincerely,

/s/ Daniel B. Benhase

Daniel B. Benhase
President

January 24, 2000

 *<F1> Performance quoted represents past performance and is not indicative of future results. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.
**<F2> Income may be subject to the federal alternative minimum tax and state and local taxes.

Investment Reviews

FIRSTAR STELLAR TREASURY FUND

Q Interest rates increased throughout 1999. How did the Treasury Fund perform?
A The Fund's yield varied 80 basis points throughout the year with a low of 3.83% in June and a high of 4.63% in November, ending the year at a 4.13% due to year end liquidity pressures. Overall, the Fund was very competitive throughout 1999.

Q    Does the Treasury Fund have a rating from an outside rating Agency?
A Yes. The Treasury Fund is rated "AAA", the highest rating possible, by Fitch IBCA. The rating was most recently affirmed October 26, 1999.

Q    What is your outlook for this Fund for the coming year?
A We will continue to invest in a fair amount of repurchase agreements to maintain liquidity as well as look for opportunities on the treasury money market yield curve.

FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND

Q    What major factors effected the tax-free money market in 1999?
A A shortage of short-term tax-free securities during periods of 1999 combined with the Federal Reserve raising interest rates three times caused a tremendous amount of variability in short-term tax-free securities.

Q The Federal Reserve raised interest rates three times in 1999 to counter inflation concerns. What has happened to interest rates in the tax-free money markets?
A Variable rate tax-free securities varied over 150 basis points throughout 1999 with lows below 2.00% in February, and ending the year on a high note at approximately 3.50%.

Q    What is your outlook for this Fund for the coming year?
A The Fund will continue to use variable rate tax-free securities for liquidity purposes as well as invest in other short-term tax-free securities that can add value to the Fund.

FIRSTAR STELLAR OHIO TAX-FREE MONEY MARKET FUND

Q    What major factors effected the tax-free money market in 1999?

A A shortage of short-term tax-free securities during periods of 1999 combined with the Federal Reserve raising interest rates three times caused a tremendous amount of variability in short-term tax-free securities.

Q The Federal Reserve raised interest rates three times in 1999 to counter inflation concerns. What has happened to interest rates in the tax-free money markets?
A Variable rate tax-free securities varied over 150 basis points throughout 1999 with lows below 2.00% in February, and ending the year on a high note at approximately 3.50%.

Q    What is your outlook for this Fund for the coming year?
A The Fund will continue to use Ohio variable rate tax-free securities for liquidity purposes as well as invest in other Ohio short-term tax-free securities that can add value to the Fund.

Portfolios of Investments

Firstar Stellar Treasury Fund                     November 30, 1999

PRINCIPAL AMOUNT OR SHARES                                      AMORTIZED COST
--------------------------                                      --------------

U.S. TREASURIES - 41.8%

U.S. TREASURY BILLS - 9.7%
$100,000,000   4.975%, 1/13/2000                                   $99,387,250
 175,000,000   4.96%, 1/20/2000                                    173,742,361
                                                                --------------
               Total                                               273,129,611
                                                                --------------
U.S. TREASURY NOTES - 32.1%
  20,000,000   5.625%, 12/31/1999                                   20,008,152
 135,000,000   7.75%, 12/31/1999                                   135,305,126
  90,000,000   5.375%, 1/31/2000                                    90,056,352
  90,000,000   7.75%, 1/31/2000                                     90,375,941
  50,000,000   5.875%, 2/15/2000                                    50,072,744
 120,000,000   8.50%, 2/15/2000                                    120,796,297
  50,000,000   5.50%, 2/29/2000                                     50,054,834
  40,000,000   5.50%, 3/31/2000                                     40,033,761
 100,000,000   6.875%, 3/31/2000                                   100,508,788
  50,000,000   6.75%, 4/30/2000                                     50,276,813
  65,000,000   6.375%, 5/15/2000                                    65,271,331
  40,000,000   6.25%, 5/31/2000                                     40,176,357
  50,000,000   6.125%, 7/31/2000                                    50,221,484
                                                                --------------
               Total                                               903,157,980
                                                                --------------

TOTAL U.S. TREASURIES                                            1,176,287,591
                                                                --------------

REPURCHASE AGREEMENTS - 51.7%
 660,000,000   Donaldson, Lufkin and Jenrette
                 Securities Corp., 5.68%,
                 dated 11/30/1999, due
                 12/1/1999, repurchase price
                 $660,104,133 (Collateralized
                 by U.S. Government Securities)                    660,000,000
 135,000,000   Merrill Lynch, Pierce, Fenner and
                 Smith, Inc., 5.64%, dated 11/30/1999,
                 due 12/1/1999, repurchase price
                 $135,021,150 (Collateralized by
                 U.S. Government Securities)                       135,000,000
 660,000,000   Warburg Dillon Read, LLC, 5.67%, dated
                 11/30/1999, due 12/1/1999, repurchase
                 price $660,103,950 (Collateralized by
                 U.S. Government Securities)                       660,000,000
                                                                --------------
TOTAL REPURCHASE AGREEMENTS                                      1,455,000,000
                                                                --------------

MUTUAL FUNDS - 6.3%
  48,333,708   Financial Square Treasury
                 Obligation Fund                                    48,333,708
 130,304,688   Short-Term Investments Co.
                 Liquid Assets Portfolio                           130,304,688
                                                                --------------
TOTAL MUTUAL FUNDS                                                 178,638,396
                                                                --------------
TOTAL INVESTMENTS - 99.8%                                        2,809,925,987
                                                                --------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                5,961,034
                                                                --------------
TOTAL NET ASSETS - 100.0%                                       $2,815,887,021
                                                                --------------
                                                                --------------

                      (See Notes to Financial Statements.)

Firstar Stellar Tax-Free Money Market Fund        November 30, 1999

PRINCIPAL AMOUNT OR SHARES                                      AMORTIZED COST
--------------------------                                      --------------

SHORT-TERM MUNICIPALS - 97.3%

ARIZONA - 3.4%
  $5,000,000   Central Arizona Water Conservation
                 District Contract, Revenue Bonds,
                 Arizona Project, 7.125%, 11/1/2011,
                 Prerefunded 11/1/2000                              $5,244,463
                                                                --------------
COLORADO - 1.3%
   2,000,000   Smith Creek Metropolitan District of
                 Colorado, Revenue Bonds Weekly VRDNs,
                 (NationsBank, Fort Worth LOC),
                 3.90%, 10/1/2035                                    2,000,000
                                                                --------------
DELAWARE - 0.8%
   1,210,000   Dover, DE Electric Revenue Bonds,
                 7.00%, 7/1/2015, Prerefunded 7/1/2000               1,255,294
                                                                --------------
FLORIDA - 3.5%
   1,900,000   Putnam County, FL Development
                 Authority Pollution Control, H-1, Revenue
                 Bonds Weekly VRDNs, Seminole Electric,
                 (CFC Guaranteed LOC),
                 3.90%, 3/15/2014                                    1,900,000
   1,260,000   Putnam County, FL Development
                 Authority Pollution Control, H-2, Revenue
                 Bonds Weekly VRDNs, Seminole Electric,
                 (CFC Guaranteed LOC),
                 3.90%, 3/15/2014                                    1,260,000
   2,180,000   Sarasota County, FL School Board
                 Funding Corp. Lease, Revenue Bonds,
                 (MBIA INS), 7.25%, 7/1/2010,
                 Prerefunded 7/1/2000                                2,244,192
                                                                --------------
               Total                                                 5,404,192
                                                                --------------
HAWAII - 1.4%
   2,225,000   Hawaii Department Budget & Finance,
                 Special Purpose Revenue Bonds Weekly
                  VRDNs, Kuakini Medical Center Project,
                 (Bank of Hawaii LOC), 3.85%, 7/1/2005               2,225,000
                                                                --------------
ILLINOIS - 18.3%
   2,230,000   Bethany, IL Home & Hospital First
                 Mortgage Revenue Bonds, Methodist
                 Church, 7.75%, 4/1/2009,
                 Prerefunded 4/1/2000                                2,263,007
   1,000,000   Cook County, IL, Revenue Bonds Weekly
                 VRDNs, Catholic Charities, (Northern
                 Trust Corp. LOC), 3.90%, 1/1/2028                   1,000,000
   1,435,000   Illinois Development Finance Authority,
                 Revenue Bonds Weekly VRDNs,
                 Xavier University, (American National
                 Bank & Trust LOC), 3.90%, 10/1/2012                 1,435,000
   1,000,000   Illinois Development Finance Authority,
                 Revenue Bonds Weekly VRDNs, St. Ignatius
                 College, (Northern Trust Corp. LOC),
                 3.90%, 6/1/2024                                     1,000,000
   1,055,000   Illinois Development Finance Authority,
                 Revenue Bonds Weekly VRDNs, Lake
                 Forest Academy, (Northern Trust Corp.
                 LOC), 3.90%, 12/1/2024                              1,055,000
   1,520,000   Illinois Development Finance Authority,
                 Revenue Bonds Weekly VRDNs, St. Paul's
                 House Project, (LaSalle National Bank
                 LOC), 3.90%, 2/1/2025                               1,520,000
     900,000   Illinois Development Finance Authority,
                 Revenue Bonds Weekly VRDNs, Rest
                 Haven Illinan, (South Holland Trust &
                 Savings LOC), 3.90%, 1/1/2027                         900,000
   2,000,000   Illinois Development Finance Authority
                 Series 1993A, Weekly VRDNs, Loyola
                 Academy, (Northern Trust Corp. LOC),
                 3.90%, 10/1/2027                                    2,000,000
   4,500,000   Illinois Development Finance Authority
                 Series 1996, Variable/Fixed Rate Demand
                 Revenue Bonds Weekly VRDNs, Chicago
                 Symphony Orchestra Project, (Bank of
                 America Illinois LOC), 3.90%, 6/1/2031              4,500,000
   2,000,000   Illinois Development Finance Authority
                 Pollution Control Series C, Revenue Bonds
                 Weekly VRDNs, Illinois Power Company,
                 (ABN-AMRO Bank N.A. LOC),
                 3.65%, 11/1/2028                                    2,000,000
   5,530,000   Illinois Educational Facilities Authority,
                 Revenue Bonds Weekly VRDNs, (First
                 National Bank LOC), 3.85%, 12/1/2025                5,530,000
   2,500,000   Illinois Educational Facilities Authority,
                 Revenue Bonds Weekly VRDNs, Newberry
                 Library Project, (Northern Trust Corp.
                 LOC), 3.90%, 3/1/2028                               2,500,000
   2,900,000   Illinois Health Facilities Authority, Revenue
                 Bonds Weekly VRDNs, Gottlieb Health
                 Resources, Inc., (Harris Trust & Savings
                 Bank, Chicago LOC), 3.90%, 11/15/2025               2,900,000
                                                                --------------
               Total                                                28,603,007
                                                                --------------

INDIANA - 16.5%
   2,300,000   Indiana Health Facilities Funding Authority,
                 Revenue Bonds Weekly VRDNs, Capital
                 Access, (Comerica Bank LOC),
                 3.90%, 12/1/2002                                    2,300,000
   4,000,000   Indiana Health Facilities Funding Authority,
                 Revenue Bonds Weekly VRDNs, Capital
                 Access, (Comerica Bank LOC),
                 3.90%, 1/1/2012                                     4,000,000
   4,000,000   Indiana Health Facilities Funding Authority,
                 Revenue Bonds Weekly VRDNs, Capital
                 Access, (Comerica Bank LOC),
                 3.90%, 4/1/2013                                     4,000,000
   4,700,000   Indiana Hospital Equipment Finance
                 Authority Series A, Revenue Bonds
                 Weekly VRDNs, (MBIA INS),
                 3.90%, 12/1/2015                                    4,700,000
   2,400,000   Indiana State Development Finance
                 Authority, Revenue Bonds Weekly VRDNs,
                 Indiana Historical Society, (NBD Bank
                 LOC), 3.90%, 8/1/2031                               2,400,000
   1,530,000   Indianapolis, IN EDA, Revenue Bonds
                 Weekly VRDNs, Jewish Federation
                 Campus, (NBD Bank LOC),
                 3.90%, 4/1/2005                                     1,530,000
   6,695,000   Purdue University, IN, Revenue Bonds
                 Weekly VRDNs, (Northern Trust Corp.
                 LOC), 3.80%, 7/1/2011                               6,695,000
                                                                --------------
               Total                                                25,625,000
                                                                --------------
KANSAS - 1.3%
   2,000,000   Wyandotte County/Kansas City, KS, GO
                 UT, (AMBAC INS), 4.50%, 9/1/2000                    2,008,668
                                                                --------------
KENTUCKY - 2.4%
   3,700,000   Mason County, KY Pollution Control,
                 Revenue Bonds Weekly VRDNs, East
                 Kentucky Power, 3.90%, 10/15/2014                   3,700,000
                                                                --------------
MINNESOTA - 2.2%
   1,400,000   Minnesota State Higher Education Facilities
                 Authority, Revenue Bonds Weekly VRDNs,
                 Bethel College, (Allied Irish Bank PLC
                 LOC), 3.90%, 4/1/2028                               1,400,000
   2,000,000   University of Minnesota Series A, Revenue
                 Bonds Weekly VRDNs, 3.90%, 1/1/2034                 2,000,000
                                                                --------------
               Total                                                 3,400,000
                                                                --------------
MISSISSIPPI - 1.3%
   2,000,000   Forest, MS, IDR Refunding Bonds
                 Weekly VRDNs, Sara Lee Corp.,
                 3.95%, 10/1/2012                                    2,000,000
                                                                --------------
NORTH CAROLINA - 1.2%
   1,845,000   University of North Carolina Chapel Hill
                 Foundation, Certificate Participation,
                 Weekly VRDNs, (Bank of America, N.A.
                 LOC), 3.90%, 10/1/2009                              1,845,000
                                                                --------------
OHIO - 13.1%
   1,250,000   Butler County, OH, GO LT BANs,
                 3.49%, 3/16/2000                                    1,251,369
   1,670,000   Clermont County, OH, GO LT BANs,
                 3.40%, 12/16/1999                                   1,670,133
   2,200,000   Cleveland, OH Income Tax Revenue
                 Bonds, Weekly VRDNs, (Toronto-Dominion
                 Bank LOC), 3.85%, 5/15/2024                         2,200,000
   5,000,000   Cuyahoga County, OH Hospital Authority
                 Series B Daily VRDNs, Cleveland Clinic,
                 3.90%, 1/1/2025                                     5,000,000
   3,000,000   Hamilton County, OH Hospital Facilities
                 Authority Series B, Revenue Bonds Weekly
                 VRDNs, Health Alliance of Greater
                 Cincinnati, (MBIA INS), 3.85%, 1/1/2018             3,000,000
   3,330,000   Ohio State University General Receipts,
                 Revenue Bonds Weekly VRDNs,
                 3.85%, 12/1/2007                                    3,330,000
   1,700,000   Ohio State University Series B, Revenue
                 Bonds Weekly VRDNs, (KeyBank LOC),
                 4.25%, 12/1/2006                                    1,700,000
     750,000   Marysville, OH, GO UT BANs,
                 3.36%, 3/18/2000                                      750,555
   1,000,000   University of Cincinnati, OH, BANs,
                 Series AJ, 3.14%, 3/1/2000                          1,000,507
     535,000   Warren County, OH Health Care Facilities
                 Series B, Revenue Bonds Weekly VRDNs,
                 (Fifth Third Bank LOC), 3.85%, 7/1/2023               535,000
                                                                --------------
               Total                                                20,437,564
                                                                --------------
OKLAHOMA - 1.9%
   2,000,000   Oklahoma County, OK Finance Authority
                 IDR Bonds Monthly VRDNs, Hutto-
                 Carbon Office, (FGIC INS),
                 3.90%, 12/1/2014                                    2,000,000
   1,000,000   Oklahoma County, OK Finance Authority
                 IDR Bonds Monthly VRDNs, Perrine
                 Office Project, (FGIC INS),
                 3.90%, 12/1/2014                                    1,000,000
                                                                --------------
               Total                                                 3,000,000
                                                                --------------
PENNSYLVANIA - 1.3%
   2,000,000   Allentown, PA Area Hospital Authority
                 Series B, Revenue Bonds Weekly VRDNs,
                 Sacred Heart Hospital, (First Union
                 National Bank LOC), 4.00%, 7/1/2023                 2,000,000
                                                                --------------
TENNESSEE - 2.0%
   3,100,000   Rutherford County, TN IDB Weekly
                 VRDNs, Square D Co., (Societe Generale,
                 Chicago, IL LOC), 3.90%, 4/1/2017                   3,100,000
                                                                --------------
TEXAS - 8.5%
   6,000,000   Austin, TX Utility System, Revenue
                 Bonds, 10.75%, 5/15/2010,
                 Prerefunded 5/15/2000                               6,180,703
   2,030,000   Bexar County, Health Facilities
                 Development Authority, Revenue
                 Bonds Weekly VRDNs, Army Retirement
                 Resources Foundation, (Rabobank
                 Nederland, Utrecht LOC),
                 3.45%, 7/1/2011                                     2,030,000
   3,165,000   Bexar County, Health Facilities
                 Development Authority Series B,
                 Revenue Bonds Weekly VRDNs, Army
                 Retirement Resources Foundation,
                 (Rabobank Nederland, Utrecht LOC),
                 3.85%, 7/1/2011                                     3,165,000
   1,800,000   San Antonio, TX IDA Weekly VRDNs,
                 San Antonio River Center Associates,
                 (PNC Bank, N.A. LOC), 4.00%,
                 12/1/2012                                           1,800,000
                                                                --------------
               Total                                                13,175,703
                                                                --------------
VIRGINIA - 1.3%
   1,950,000   Virginia State Residential Authority Solid
                 Waste Disposal System, Series A,
                 Revenue Bonds, 7.30%, 4/1/2015,
                 Prerefunded 4/1/2000                                2,014,274
                                                                --------------
WASHINGTON - 7.3%
   2,340,000   Chelan County, WA Public Utility
                 District No. 1 Series A, Revenue
                 Bonds Weekly VRDNs, (MBIA INS),
                 3.80%, 6/1/2015                                     2,340,000
   2,500,000   Seattle, WA Municipal Water,
                 Revenue Bonds, 7.25%, 5/1/2017,
                 Prerefunded 5/1/2000                                2,589,869
   2,740,000   Washington State Housing Finance
                 Community Multifamily Mortgage,
                 Revenue Bonds Weekly VRDNs,
                 Pacific First, (Federal Home
                 Loan Bank LOC), 3.80%, 10/1/2020                    2,740,000
   3,650,000   Washington State Public Power Supply
                 System Nuclear Project No. 3 Series B,
                 Revenue Bonds, 7.25%, 7/1/2015,
                 Prerefunded 1/1/2000                                3,733,172
                                                                --------------
               Total                                                11,403,041
                                                                --------------
WASHINGTON D.C. - 3.7%
   3,000,000   District of Columbia Series A, GO UT,
                 7.25%, 6/1/2005,
                 Prerefunded 6/1/2000                                3,115,517
   2,605,000   District of Columbia, Revenue Bonds
                 VRDNs,  Association of American
                 Medical Colleges, 7.50%, 2/15/2020,
                 Prerefunded 2/15/2000                               2,679,295
                                                                --------------
               Total                                                 5,794,812
                                                                --------------
WISCONSIN - 4.6%
   4,000,000   Milwaukee, WI  Sewer District Series A,
                 GO UT, 6.70%, 10/1/2000,
                 Escrowed to maturity                                4,093,912
   3,000,000   Wisconsin State HEFA Series B, Revenue
                 Bonds Weekly VRDNs, Marshfield Clinic
                 Project, (Morgan Guaranty Trust LOC),
                 3.80%, 6/1/2010                                     3,000,000
                                                                --------------
               Total                                                 7,093,912
                                                                --------------
TOTAL SHORT-TERM MUNICIPALS                                        151,329,930
                                                                --------------

MUTUAL FUNDS - 2.1%
     670,533   AIM Tax-Free Investments Co.                            670,533
   2,716,796   SEI Tax Exempt Money Market Fund                      2,716,796
                                                                --------------
TOTAL MUTUAL FUNDS                                                   3,387,329
                                                                --------------
TOTAL INVESTMENTS - 99.4%                                          154,717,259
                                                                --------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                  878,058
                                                                --------------
TOTAL NET ASSETS - 100.0%                                         $155,595,317
                                                                --------------
                                                                --------------

                      (See Notes to Financial Statements.)

Firstar Stellar Ohio Tax-Free Money Market Fund         November 30, 1999

PRINCIPAL AMOUNT OR SHARES                                      AMORTIZED COST
--------------------------                                      --------------

OHIO SHORT-TERM INVESTMENTS - 99.7%

OHIO SHORT-TERM MUNICIPALS - 95.1%
    $200,000   Butler County, OH, GO LT BANs,
                 3.49%, 3/16/2000                                     $200,219
     200,000   Centerville, OH Weekly VRDNs, Bethany
                 Lutheran Village, (PNC Bank Ohio N.A.
                 LOC), 4.00%, 5/1/2008                                 200,000
     460,000   Centerville, OH Weekly VRDNs, Bethany
                 Lutheran Village, (PNC Bank Ohio N.A.
                 LOC), 4.00%, 11/1/2013                                460,000
   1,000,000   Clermont County, OH, GO LT BANs,
                 3.40%, 12/16/1999                                   1,000,079
   1,000,000   Clermont County, OH, GO LT, 7.125%,
                 9/1/2011, Prerefunded 9/1/2000                      1,043,352
   3,200,000   Cleveland, OH Income Tax Revenue Bonds,
                 Weekly VRDNs, (Toronto-Dominion Bank
                 LOC), 3.85%, 5/15/2024                              3,200,000
   1,900,000   Columbus, OH, GO UT Weekly VRDNs,
                 3.70%, 6/1/2016                                     1,900,000
   2,500,000   Columbus, OH, GO UT Weekly VRDNs,
                 3.70%, 12/1/2017                                    2,500,000
     100,000   Columbus, OH Electrical Systems,
                 Electric, Light & Power Improvement
                 Revenue Bonds Monthly VRDNs, (Union
                 Bank of Switzerland, Zurich LOC),
                 3.60%, 9/1/2009                                       100,131
   1,000,000   Columbus, OH Sewer System, Revenue
                 Bonds Series 1994, Weekly VRDNs,
                 3.80%, 6/1/2011                                     1,000,000
   1,750,000   Cuyahoga County, OH Hospital Revenue
                 Bonds, Daily VRDNs, University Hospital
                 Cleveland, (Chase Manhattan Bank LOC),
                 3.60%, 1/1/2016                                     1,750,000
   1,500,000   Cuyahoga County, OH Hospital Revenue
                 Bonds, Weekly VRDNs, Cleveland Clinic,
                 (Chase Manhattan Bank LOC),
                 3.90%, 1/1/2024                                     1,500,000
   2,635,000   Cuyahoga County, OH Hospital Revenue
                 Bonds, Weekly VRDNs, Cleveland Clinic,
                 (Chase Manhattan Bank LOC),
                 3.90%, 1/1/2025                                     2,635,000
   2,050,000   Cuyahoga County, OH Hospital Revenue
                 Bonds, Weekly VRDNs, Cleveland Clinic,
                 (Chase Manhattan Bank LOC),
                 3.90%, 1/1/2026                                     2,050,000
   1,200,000   Franklin County, OH Health System
                 Revenue Bonds, Daily VRDNs, Franciscan
                 Sisters, (Chase Manhattan Bank LOC),
                 3.60%, 7/1/2015                                     1,200,000
   2,400,000   Franklin County, OH Hospital Facility
                 Authority Series A, Weekly VRDNs,
                 U.S. Health Corp. of Columbus, (Morgan
                 Guaranty Trust Co., New York LOC),
                 3.90%, 12/1/2021                                    2,400,000
   1,135,000   Franklin County, OH Hospital Revenue
                 Bonds, Weekly VRDNs, U.S. Health Corp.
                 of Columbus, 3.90%, 12/1/2011                       1,135,000
   2,450,000   Hamilton County, OH Hospital Facilities
                 Authority Series A, Revenue Bonds
                 Weekly VRDNs, Health Alliance of
                 Greater Cincinnati, (MBIA INS),
                 3.85%, 1/1/2018                                     2,450,000
   2,100,000   Hamilton County, OH Hospital Facilities
                 Authority Series E, Revenue Bonds
                 Weekly VRDNs, Health Alliance of
                 Greater Cincinnati, (MBIA INS),
                 3.85%, 1/1/2018                                     2,100,000
   1,500,000   Hamilton, OH Multifamily Series A,
                 Revenue Bonds Weekly VRDNs,
                 Knollwood Village, (Bank One Indiana
                 N.A. LOC), 3.92%, 1/1/2030                          1,500,000
     515,000   Marion County, OH Hospital Authority
                 Series 1991, Weekly VRDNs, Marion
                 County, OH Pooled Hospital Program,
                 (Bank One Ohio N.A. LOC),
                 3.92%, 11/1/2021                                      515,000
     750,000   Marysville, OH, GO UT BANs,
                 3.36%, 3/18/2000                                      750,555
   2,800,000   Middleburg Heights, OH, Hospital
                 Improvement Revenue Bonds Weekly
                 VRDNs, (KeyBank N.A. LOC),
                 3.90%, 8/15/2022                                    2,800,000
     500,000   Milford, OH, GO LT BANs,
                 3.30%, 3/1/2000                                       500,301
   3,000,000   Ohio State Higher Educational Facilities
                 Community Revenue Bonds Weekly
                 VRDNs, Kenyon College,
                 3.90%, 11/1/2035                                    3,000,000
   2,000,000   Ohio State Highway Capital Improvement
                 Series C, GO UT, 4.00%, 5/1/2000                    2,006,888
     450,000   Ohio State IDR Weekly VRDNs, Cincinnati
                 Riverfront Coliseum, Inc., (PNC Bank
                 Ohio N.A. LOC), 4.00%, 6/1/2002                       450,000
     485,000   Ohio State IDR Weekly VRDNs, Cincinnati
                 Riverfront Coliseum, Inc., (PNC Bank
                 Ohio N.A. LOC), 4.00%, 6/1/2003                       485,000
   1,000,000   Ohio State Liquor Profits Revenue Bonds,
                 6.85%, 9/1/2000                                     1,024,070
   2,000,000   Ohio State Public Facilities Community
                 Series IIB, 4.50%, 11/1/2000                        2,014,160
   2,000,000   Ohio State Public Facilities Community
                 Series IIB, 5.00%, 11/1/2000                        2,020,977
   3,200,000   Ohio State University General Receipts,
                 Revenue Bonds Weekly VRDNs,
                  3.85%, 12/1/2007                                   3,200,000
   1,825,000   Ohio State University General Receipts
                 Series B, Revenue Bonds Weekly VRDNs,
                 4.25%, 12/1/2006                                    1,825,000
   3,000,000   Ohio State University General Receipts,
                 Revenue Bonds Weekly VRDNs,
                 3.00%, 12/1/2017                                    3,000,000
   2,000,000   Ohio State Water Development Authority,
                 Pollution Control Series 1997, Revenue
                 Bonds Weekly VRDNs, Philip Morris
                 Cos., Inc., 4.00%, 9/1/2018                         2,000,000
     320,000   Sycamore Community City School
                 District, OH, (AMBAC INS),
                 3.20%, 12/1/1999                                      320,000
   1,100,000   Tiffin, OH, GO LT, 3.70%, 7/6/2000                    1,101,581
     975,000   Warren County, OH Health Care Facilities
                 Series A, Revenue Bonds Weekly VRDNs,
                 Otterbein Homes, (Fifth Third Bank,
                 Cincinnati LOC), 3.85%, 7/1/2021                      975,000
   3,000,000   Warren County, OH Health Care Facilities
                 Series B, Revenue Bonds Weekly VRDNs,
                 Otterbein Homes, (Fifth Third Bank,
                 Cincinnati LOC), 3.85%, 7/1/2023                    3,000,000
                                                                --------------
TOTAL OHIO SHORT-TERM MUNICIPALS                                    61,312,313
                                                                --------------
OHIO MONEY MARKET MUTUAL FUND - 4.6%
   2,997,215   Countrywide Ohio Tax-Free Money
                 Market Fund                                         2,997,215
                                                                --------------
TOTAL OHIO MONEY MARKET MUTUAL FUND                                  2,997,215
                                                                --------------
TOTAL INVESTMENTS - 99.7%                                           64,309,528
                                                                --------------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                  165,645
                                                                --------------
TOTAL NET ASSETS - 100.0%                                          $64,475,173
                                                                --------------
                                                                --------------

                      (See Notes to Financial Statements.)

Abbreviations to Portfolios of Investments

The following abbreviations are used in these portfolios:
AMBAC  --   American Municipal Bond Assurance Corporation
BANs   --   Bond Anticipation Notes
EDA    --   Economic Development Authority
FGIC   --   Financial Guaranty Insurance Company
GO     --   General Obligation
HEFA   --   Health and Education Facilities Authority
IDA    --   Industrial Development Authority
IDB    --   Industrial Development Bond
IDR    --   Industrial Development Revenue
INS    --   Insured
LOC    --   Letter of Credit
LT     --   Limited Tax
MBIA   --   Municipal Bond Investors Assurance
UT     --   Unlimited Tax
VRDNs  --   Variable Rate Demand Notes

Statements of Assets and Liabilities

November 30, 1999

                                                                                            Firstar Stellar     Firstar Stellar
                                                                                                Tax-Free         Ohio Tax-Free
                                                                        Firstar Stellar          Money               Money
                                                                            Treasury             Market              Market
                                                                              Fund                Fund                Fund
                                                                        ---------------     ---------------     ---------------
ASSETS:
   Investments in repurchase agreements                                 $1,455,000,000                  --                  --
   Investments in securities, at amortized cost                          1,354,925,987        $154,717,259         $64,309,528
                                                                        --------------        ------------         -----------
       Total investments in securities, at amortized cost                2,809,925,987         154,717,259          64,309,528
                                                                        --------------        ------------         -----------
   Cash                                                                         89,680                  --               7,981
   Income receivable                                                        17,688,692           1,305,336             332,984
   Other assets                                                                230,948               6,161               8,695
                                                                        --------------        ------------         -----------
       Total assets                                                      2,827,935,307         156,028,756          64,659,188
                                                                        --------------        ------------         -----------
LIABILITIES:
   Income distribution payable                                               9,923,414             309,307             126,692
   Payable to affiliates                                                     1,910,234             107,962              40,285
   Accrued expenses                                                            214,638              16,170              17,038
                                                                        --------------        ------------         -----------
       Total liabilities                                                    12,048,286             433,439             184,015
                                                                        --------------        ------------         -----------
NET ASSETS                                                              $2,815,887,021        $155,595,317         $64,475,173
                                                                        --------------        ------------         -----------
                                                                        --------------        ------------         -----------
NET ASSETS:
   C Shares                                                             $1,049,641,364        $155,595,317         $64,475,173
   Y Shares                                                              1,766,245,657                  --                  --
                                                                        --------------        ------------         -----------
       Total net assets                                                 $2,815,887,021        $155,595,317         $64,475,173
                                                                        --------------        ------------         -----------
                                                                        --------------        ------------         -----------
SHARES OUTSTANDING:
   C Shares                                                              1,049,641,364         155,595,317          64,475,173
   Y Shares                                                              1,766,245,657                  --                  --
                                                                        --------------        ------------         -----------
       Total shares outstanding                                          2,815,887,021         155,595,317          64,475,173
                                                                        --------------        ------------         -----------
                                                                        --------------        ------------         -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PROCEEDS PER SHARE:
   C Shares                                                                      $1.00               $1.00               $1.00
   Y Shares                                                                      $1.00                  --                  --
                                                                        --------------        ------------         -----------
Investments, at identified cost                                         $2,809,925,987        $154,717,259         $64,309,528
                                                                        --------------        ------------         -----------
                                                                        --------------        ------------         -----------
Investments, at tax cost                                                $2,809,925,987        $154,717,259         $64,309,528
                                                                        --------------        ------------         -----------
                                                                        --------------        ------------         -----------

                      (See Notes to Financial Statements.)

Statements of Operations

Year Ended November 30, 1999

                                                                                            Firstar Stellar     Firstar Stellar
                                                                                                Tax-Free         Ohio Tax-Free
                                                                        Firstar Stellar          Money               Money
                                                                            Treasury             Market              Market
                                                                              Fund                Fund                Fund
                                                                        ---------------     ---------------     ---------------
INVESTMENT INCOME:
   Interest income                                                        $96,705,194          $4,699,752          $1,796,908
EXPENSES:
   Investment advisory fees                                                 9,863,583             803,871             307,088
   Shareholder services fees                                                4,932,372             365,468             139,586
   Administration fees                                                      2,169,989             160,774              61,418
   Distribution services fees -- C Shares                                     920,153                  --                  --
   Custodian fees                                                             493,179              36,540              13,958
   Transfer and dividend disbursing agent fees and expenses                   421,910              37,549              12,923
   Federal and state registration fees                                        238,652              17,030              15,528
   Portfolio accounting fees                                                  169,651              42,533              37,685
   Printing and postage                                                        29,696               2,306                  --
   Auditing fees                                                               27,834              17,433              13,010
   Trustees' fees                                                               6,440               6,341               4,857
   Legal fees                                                                     399                 887               1,877
   Miscellaneous                                                               51,180               2,880               1,726
                                                                          -----------          ----------          ----------
       Total expenses                                                      19,325,038           1,493,612             609,656
                                                                          -----------          ----------          ----------
Waivers--
   Waiver of investment advisory fees                                              --            (146,158)           (192,918)
   Waiver of shareholder services fees                                     (3,168,486)           (237,410)            (91,678)
                                                                          -----------          ----------          ----------
       Total waivers                                                       (3,168,486)           (383,568)           (284,596)
                                                                          -----------          ----------          ----------
           Net expenses                                                    16,156,552           1,110,044             325,060
                                                                          -----------          ----------          ----------
               NET INVESTMENT INCOME                                      $80,548,642          $3,589,708          $1,471,848
                                                                          -----------          ----------          ----------
                                                                          -----------          ----------          ----------

                      (See Notes to Financial Statements.)

Statements of Changes in Net Assets

                                                                            Firstar Stellar               Firstar Stellar
                                             Firstar Stellar                   Tax-Free                    Ohio Tax-Free
                                                Treasury                     Money Market                  Money Market
                                                  Fund                           Fund                          Fund
                                       --------------------------     --------------------------    --------------------------
                                        Year Ended     Year Ended      Year Ended     Year Ended     Year Ended   Period Ended
                                       November 30,   November 30,    November 30,   November 30,   November 30,  November 30,
                                           1999           1998           1999           1998           1999       1998 (a)<F3>
                                       ------------   ------------    ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
Net investment income                   $80,548,642     $63,044,398     $3,589,708     $3,435,860    $1,471,848    $1,005,066
                                     --------------  --------------   ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS--
   Distributions from net
     investment income
       C Shares                         (24,520,208)    (20,969,988)    (3,589,708)    (3,435,860)   (1,471,848)   (1,005,066)
       Y Shares                         (56,028,434)    (42,074,410)            --             --            --            --
                                     --------------  --------------   ------------   ------------   -----------   -----------
   Change in net assets from
     distributions to shareholders      (80,548,642)    (63,044,398)    (3,589,708)    (3,435,860)   (1,471,848)   (1,005,066)
                                     --------------  --------------   ------------   ------------   -----------   -----------
SHARE TRANSACTIONS--
Proceeds from sales of shares         8,570,767,432   9,879,339,361    345,887,714    490,492,605   141,618,617   137,909,771
Net asset value of shares issued to
   shareholders in payment of
   distributions declared                 7,205,758         433,873        609,745          5,730         9,325         3,259
Cost of shares redeemed              (7,427,659,654) (9,342,895,476)  (325,458,578)  (482,289,434) (134,766,418)  (80,299,381)
                                     --------------  --------------   ------------   ------------   -----------   -----------
   Change in net assets from
       share transactions             1,150,313,536     536,877,758     21,038,881      8,208,901     6,861,524    57,613,649
                                     --------------  --------------   ------------   ------------   -----------   -----------
       Change in net assets           1,150,313,536     536,877,758     21,038,881      8,208,901     6,861,524    57,613,649
                                     --------------  --------------   ------------   ------------   -----------   -----------
NET ASSETS:
Beginning of period                   1,665,573,485   1,128,695,727    134,556,436    126,347,535    57,613,649            --
                                     --------------  --------------   ------------   ------------   -----------   -----------
End of period                        $2,815,887,021  $1,665,573,485   $155,595,317   $134,556,436   $64,475,173   $57,613,649
                                     --------------  --------------   ------------   ------------   -----------   -----------
                                     --------------  --------------   ------------   ------------   -----------   -----------
</TABLE

(a)<F3> Reflects operations from December 2, 1997 (date of initial public investment) to November 30, 1998.

                      (See Notes to Financial Statements.)

Financial Highlights

(For a share outstanding throughout each period)


                                                                                  RATIOS TO AVERAGE NET ASSETS
              NET ASSET              DISTRIBUTIONS                           --------------------------------------    NET ASSETS,
                VALUE,        NET       FROM NET     NET ASSET                            NET          EXPENSE            END OF
PERIOD ENDED  BEGINNING   INVESTMENT   INVESTMENT   VALUE, END     TOTAL              INVESTMENT       WAIVER/            PERIOD
NOVEMBER 30,  OF PERIOD     INCOME       INCOME      OF PERIOD   RETURN (A)  EXPENSES   INCOME    REIMBURSEMENT (B)   (000 OMITTED)
                                                                       <F4>                                    <F5>
------------  ---------     ------       ------      ---------   ----------  --------   ------    -----------------   -------------

FIRSTAR STELLAR TREASURY FUND
C SHARES
1995            $1.00         0.05       (0.05)       $1.00        5.23%       0.71%     5.14%          0.20%             $654,963
1996            $1.00         0.05       (0.05)       $1.00        4.80%       0.70%     4.69%          0.20%             $829,259
1997            $1.00         0.05       (0.05)       $1.00        4.85%       0.73%     4.73%          0.20%             $469,400
1998            $1.00         0.05       (0.05)       $1.00        4.69%       0.88%     4.58%          0.20%             $542,430
1999            $1.00         0.04       (0.04)       $1.00        4.02%       0.92%     3.98%          0.16%           $1,049,641

Y SHARES
1997(c)<F6>     $1.00         0.03       (0.03)       $1.00        3.37%       0.72%(d)  4.87%(d)       0.20%(d)          $659,296
                                                                                   <F7>      <F7>           <F7>
1998            $1.00         0.05       (0.05)       $1.00        4.84%       0.73%     4.73%          0.20%           $1,123,144
1999            $1.00         0.04       (0.04)       $1.00        4.18%       0.77%     4.13%          0.16%           $1,766,246

FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND
C SHARES
1995            $1.00         0.03       (0.03)       $1.00        3.32%       0.66%     3.26%          0.35%             $167,356
1996            $1.00         0.03       (0.03)       $1.00        2.91%       0.70%     2.87%          0.31%             $153,256
1997            $1.00         0.03       (0.03)       $1.00        3.02%       0.69%     2.96%          0.30%             $126,348
1998            $1.00         0.03       (0.03)       $1.00        2.83%       0.75%     2.79%          0.30%             $134,556
1999            $1.00         0.02       (0.02)       $1.00        2.50%       0.76%     2.46%          0.26%             $155,595

FIRSTAR STELLAR OHIO TAX-FREE MONEY MARKET FUND
C SHARES
1998(e)<F8>     $1.00         0.03       (0.03)       $1.00        2.85%       0.69%(d)  2.81%(d)       0.60%(d)           $57,614
                                                                                   <F7>      <F7>           <F7>
1999            $1.00         0.03       (0.03)       $1.00        2.67%       0.58%     2.64%          0.51%              $64,475

(a)<F4> Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)<F5> This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(c)<F6> Reflects operations for the period from March 25, 1997 (date of initial public investment) to November 30, 1997.
(d)<F7>   Computed on an annualized basis.
(e)<F8> Reflects operations for the period from December 2, 1997 (date of initial public investment) to November 30, 1998.

                      (See Notes to Financial Statements.)

Notes to Financial Statements

NOVEMBER 30, 1999

(1) ORGANIZATION

Firstar Stellar Funds, formerly Star Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of ten diversified portfolios and two non-diversified portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein along with each Fund's investment objective:

 PORTFOLIO NAME                               INVESTMENT OBJECTIVE
 --------------                               --------------------
Firstar Stellar Treasury Fund        Stability of principal and current
  ("Treasury Fund")                     income consistent with stability of
                                        principal.

Firstar Stellar Tax-Free Money       Current income exempt from federal
  Market Fund ("Tax-Free                regular income tax consistent
  Money Market Fund")                   with stability of principal.

Firstar Stellar Ohio Tax-Free        Current income exempt from federal
  Money Market Fund ("Ohio              income tax and the personal
  Tax-Free Money Market Fund")          income taxes imposed by the state of
                                        Ohio and Ohio municipalities with
                                        stability of principal.

The financial statements of the Bond Funds and the Stock Funds are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Treasury Fund offers two classes of shares, (C Shares and Y Shares); the Tax-Free Money Market Fund offers one class of shares (C Shares); and the Ohio Tax-Free Money Market Fund offers one class of shares (C Shares).

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS

The Funds' use of the amortized cost method, which approximates market, to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards approved or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class). Distributions to shareholders are recorded on the ex-dividend date.

D. FEDERAL TAXES

It is each Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary.

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

F. USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements. Actual results could differ from those estimates.

G. OTHER
Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1999, paid in capital for the Treasury Fund, Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund aggregated $2,815,887,021, $155,595,317 and $64,475,173, respectively. Transactions in Fund shares were as follows:

                                                        TREASURY FUND
                                               ------------------------------
                                                  YEAR               YEAR
                                                  ENDED              ENDED
                                               NOVEMBER 30,       NOVEMBER 30,
C SHARES                                           1999               1998
--------------------------------------         ------------       ------------
Shares sold                                    3,727,501,528     4,205,836,659
Shares issued to shareholders
  in payment of distributions
  declared                                         6,880,377           139,604
Shares redeemed                               (3,227,170,514)   (4,132,946,429)
                                             ---------------   ---------------
  Net change resulting from
    C Share transactions                         507,211,391        73,029,834
                                             ---------------   ---------------

                                                        TREASURY FUND
                                              --------------------------------
                                                   YEAR               YEAR
                                                  ENDED               ENDED
                                               NOVEMBER 30,       NOVEMBER 30,
Y SHARES                                           1999               1998
----------------------------------------       ------------       ------------
Shares sold                                    4,843,265,904     5,673,502,702
Shares issued to shareholders
  in payment of distributions
  declared                                           325,381           294,269
Shares redeemed                               (4,200,489,140)   (5,209,949,047)
                                             ---------------   ---------------
  Net change resulting from
    Y Share transactions                         643,102,145       463,847,924
                                             ---------------   ---------------
  Net change resulting from
    Fund Share transactions                    1,150,313,536       536,877,758
                                             ---------------   ---------------
                                             ---------------   ---------------

                                                       TAX-FREE MONEY
                                                         MARKET FUND
                                              --------------------------------
                                                   YEAR               YEAR
                                                  ENDED               ENDED
                                               NOVEMBER 30,       NOVEMBER 30,
C SHARES                                           1999               1998
----------------------------------------       ------------       ------------
Shares sold                                      345,887,714       490,492,605
Shares issued to shareholders
  in payment of distributions
  declared                                           609,745             5,730
Shares redeemed                                 (325,458,578)     (482,289,434)
                                             ---------------   ---------------
  Net change resulting from
    C Share transactions                          21,038,881         8,208,901
                                             ---------------   ---------------
                                             ---------------   ---------------

                                                        OHIO TAX-FREE
                                                      MONEY MARKET FUND
                                               -------------------------------
                                                   YEAR              PERIOD
                                                  ENDED               ENDED
                                               NOVEMBER 30,       NOVEMBER 30,
C SHARES                                           1999             1998*<F9>
----------------------------------------       ------------       ------------
Shares sold                                      141,618,617       137,909,771
Shares issued to shareholders
  in payment of distributions
  declared                                             9,325             3,259
Shares redeemed                                 (134,766,418)      (80,299,381)
                                             ---------------   ---------------
  Net change resulting from
    C Share transactions                           6,861,524        57,613,649
                                             ---------------   ---------------
                                             ---------------   ---------------

*<F9> Reflects operations for the period from December 2, 1997 (date of initial public investment) to November 30, 1998.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. GENERAL

Certain officers of Firstar Bank, N.A. and Firstar Mutual Fund Services, LLC ("Firstar") serve as officers of the Trust. Firstar Bank, N.A. and Firstar are related by virtue of each being a subsidiary of Firstar Corporation.

B. INVESTMENT ADVISORY FEES

Firstar Bank, N.A., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as follows:

FUND NAME                                   ANNUAL RATE
-------------------------------             -----------
Treasury Fund                                  0.50%
Tax-Free Money Market Fund                     0.55%
Ohio Tax-Free Money Market Fund                0.55%

The Adviser may voluntarily choose to waive a portion of its fee. The Adviser may modify or terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

C. ADMINISTRATIVE FEES

Firstar provides the Funds with certain administrative personnel and services. Firstar receives a fee at an annual rate of 0.11% of the average daily net assets of each Fund for the period.

D. DISTRIBUTION SERVICES FEES

Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), C Shares of the Trust may pay to the distributor of the Funds an amount computed at an annual rate of 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Effective April 1, 1999, Edgewood Services, Inc. became the distributor of the Funds. Prior to that date, B.C. Ziegler and Company served as the distributor of the Funds.

Currently, only the Treasury Fund is accruing and paying 12b-1 fees. The Tax-Free Money Market Fund and the Ohio Tax-Free Money Market Fund will not accrue or pay any distribution expenses pursuant to the Plan until a "Y" class of shares has been registered with the Securities and Exchange Commission.

E. SHAREHOLDER SERVICES FEES

Under the terms of a Shareholder Services Agreement with Firstar Bank, N.A., each Fund may pay Firstar Bank, N.A. up to 0.25% of average daily net assets of the Funds for the period. Prior to March 1, 1999, Firstar Bank, N.A. limited the shareholder servicing fee to 0.05% of average daily net assets. As of March 1, 1999, the shareholder servicing fee was changed to 0.10% of average daily net assets. The fee paid to Firstar Bank, N.A. is used to finance certain services for shareholders and to maintain shareholder accounts. Firstar Bank, N.A. can modify or terminate this limitation at any time at its sole discretion.

F. TRANSFER AND DIVIDEND DISBURSING AGENT FEES

Firstar Bank, N.A. serves as transfer and dividend disbursing agent for the Funds. The fee paid to Firstar Bank, N.A. is based on the size, type and number of accounts and transactions made by shareholders.

G. PORTFOLIO ACCOUNTING FEES

Firstar is the Funds' accounting services agent. Firstar is responsible for maintaining the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, subject to an annual minimum of $39,000 per Fund, plus out-of-pocket expenses.

H. CUSTODIAN FEES

Firstar Bank, N.A. is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

(5) DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

Net investment income is distributed to shareholders. During the year ended November 30, 1999, all of the dividends derived from net investment income paid by the Tax-Free Money Market Fund and the Ohio Tax-Free Money Market Fund were "tax-exempt dividends," excludable from gross income for Federal income tax purposes. Further, all such dividends paid by the Ohio Tax-Free Money Market Fund were "Ohio exempt-interest dividends," exempt from Ohio state personal income tax.

Report of Independent Public Accountants

To the Board of Trustees of the Firstar Stellar Funds and the Shareholders of the Firstar Stellar Treasury Fund, Firstar Stellar Tax-Free Money Market Fund, and the Firstar Stellar Ohio Tax-Free Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Firstar Stellar Treasury Fund, Firstar Stellar Tax-Free Money Market Fund, and Firstar Stellar Ohio Tax-Free Money Market Fund (three of the portfolios constituting the Firstar Stellar Funds, a Massachusetts business trust (the "Trust")) as of November 30, 1999, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Firstar Stellar Treasury Fund, Firstar Stellar Tax-Free Money Market Fund, and Firstar Stellar Ohio Tax-Free Money Market Fund of the Firstar Stellar Funds as of November 30, 1999, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP

Cincinnati, Ohio
January 7, 2000

Trustees                                  Officers



Thomas L. Conlan Jr.                   Daniel B. Benhase
                                          PRESIDENT
Dr. Alfred Gottschalk                  Joseph C. Neuberger
                                          VICE PRESIDENT
Dr. Robert J. Hill                     Michael T. Karbouski
                                          TREASURER
Dawn M. Hornback                       Cheryl L. King
                                          ASSISTANT TREASURER
Lawrence M. Turner                     Elaine E. Richards
                                          SECRETARY
William H. Zimmer III

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government or the Federal Deposit Insurance Corporation. Investment in mutual funds involves investment risks, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

 This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

FIRSTAR STELLAR FUNDS ARE AVAILABLE THROUGH:

o    THE FIRSTAR FUNDS CENTER,

o    FINANCIAL CONSULTANTS WHO ARE EITHER REGISTERED
     REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.,
     A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,
     OR REGISTERED REPRESENTATIVES OF MDS SECURITIES,
     A DIVISION OF CONSECO FINANCIAL SERVICES, INC.,
     A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,

o    AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

FOR ACCOUNT BALANCE AND INVESTOR SERVICES INFORMATION
1-800-677-FUND
1-414-287-3808

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 701
MILWAUKEE, WI 53201-0701

WWW.FIRSTARSTELLARFUNDS.COM

(FIRSTAR STELLAR FUNDS LOGO)

FORM # SFMMANN-00